OFI Global Asset Management, Inc.

225 Liberty Street

New York, NY 10281-1008

August 3, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington DC 20549

Re:	Oppenheimer Rochester North Carolina Municipal Fund (the “Registrant”)
Reg. No. 333-132784; File No. 811-21882

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on July 27, 2016.

Sincerely,

/s/ Carolyn Liu-Hartman

Carolyn Liu-Hartman

Vice President and

                                                                       Assistant Counsel

cc:     Kramer Levin Naftalis & Frankel LLP

Gloria LaFond

Edward Gizzi, Esq.